Significant acquisition of businesses (Details) - USD ($)	Feb. 27, 2026	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		$ 10,600,000,000
Goodwill recognised as of acquisition date		1,400,000,000
Other current assets recognised as of acquisition date		100,000,000
Intangible assets other than goodwill		42,074,000,000	$ 29,411,000,000
Marketable securities recognised as of acquisition date		700,000,000
Cash acquired recognized as of acquisition date		$ 400,000,000
Avidity Biosciences, Inc.
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 12,000,000,000.0
Identifiable assets acquired (liabilities assumed)	10,600,000,000
Goodwill recognised as of acquisition date	1,400,000,000
Cash offer per ordinary share	72.00
Deferred tax liability (asset)	1,900,000,000
Other net assets liabilities	100,000,000
Marketable securities recognised as of acquisition date	700,000,000
Cash acquired recognized as of acquisition date	400,000,000
Avidity Biosciences, Inc. | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	11,300,000,000
Avidity Biosciences, Inc. | Acquired research and development [member] | DM1 [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	$ 7,500,000,000